Document and Entity Information	May 28, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001600033
Document Type	8-K
Document Period End Date	May 28, 2024
Entity Registrant Name	e.l.f. Beauty, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37873
Entity Tax Identification Number	46-4464131
Entity Address, Address Line One	570 10th Street
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94607
City Area Code	(510)
Local Phone Number	778-7787
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ELF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false